BENEFIT PLANS (Details 4) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	¥ 22,006	¥ 24,839
Actuarial loss	(41,046)	(42,838)
Accumulated other comprehensive loss	(19,040)	(17,999)
Foreign
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(61)	(63)
Actuarial loss	(21,171)	(12,557)
Accumulated other comprehensive loss	¥ (21,232)	¥ (12,620)